Employee plans - Narrative (Details) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($) retiree	Nov. 30, 2023 USD ($) retiree	Mar. 31, 2023 USD ($) retiree	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of unissued common stock available for grant under the plans (in shares) | shares				8,200,000
Matching contribution by the company as percentage of participants' contribution				50.00%
Percentage of eligible pay contributed by participants that will be matched				6.00%
Cost recognized for contribution plans				$ 6.9	$ 6.6	$ 6.9
Deferred compensation liability				8.0	7.1
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash pension settlement charge				130.6	348.9
Estimated cash contributions by the company in next fiscal year				92.0
Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated cash contributions by the company in next fiscal year				3.0
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans				18.2	16.9	16.6
International Plans | Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash pension settlement charge				0.5	0.7	0.0
United States | Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Group annuity contract to transfer projected benefit obligations, purchase amount	$ 192.0	$ 253.0	$ 263.0
Group annuity contract to transfer projected benefit obligations, number of retirees | retiree	3,800	3,900	8,650
Non-cash pension settlement charge	$ 130.1	$ 167.2	$ 181.0	$ 130.1	$ 348.2	0.0
Minimum | United States | Pension Plans | Private Real Estate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Certain investments valued using net asset value as practical expedient, redemption notice period				60 days	60 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Certain investments valued using net asset value as practical expedient, redemption notice period				120 days
Maximum | United States | Pension Plans | Private Real Estate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Certain investments valued using net asset value as practical expedient, redemption notice period				90 days	90 days
Restricted Stock and RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				$ 21.2	$ 17.2	20.0
Aggregate weighted-average grant-date fair value of units granted				19.3	17.1	27.0
Total unrecognized compensation cost				$ 14.3
Unrecognized compensation cost, weighted-average recognition period				1 year 6 months
Aggregate weighted-average grant-date fair value of units vested				$ 18.5	$ 9.1	$ 17.4
Performance-Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals (in shares) | shares				0
Performance-Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals (in shares) | shares				2
Market-Based Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals (in shares) | shares				0
Market-Based Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals (in shares) | shares				2